UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2527

Scudder Money Funds

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31/05

Date of reporting period: 10/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of October 31, 2005 (Unaudited)

Scudder Money Market Fund

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 14.8%
Abbott Laboratories, 5.625%, 7/1/2006	10,000,000	10,105,049
Bank of Tokyo-Mitsubishi, 3.77%, 11/1/2005	40,000,000	40,000,000
BNP Paribas, 3.745%, 11/25/2005	25,000,000	25,000,000
Calyon, 3.27%, 3/6/2006	20,000,000	20,000,000
Credit Agricole SA, 3.8%, 12/13/2005	100,000,000	100,000,000
Credit Suisse, 3.735%, 11/14/2005	50,000,000	50,000,000
Depfa Bank PLC, 3.22%, 2/6/2006	20,000,000	20,000,000
HBOS Treasury Services PLC, 3.8%, 7/10/2006	35,000,000	35,000,000
Natexis Banque Populaires, 3.76%, 11/25/2005	25,000,000	25,000,000
Northern Rock PLC, 3.73%, 11/14/2005	25,000,000	25,000,000
Societe Generale:
3.265%, 3/3/2006	27,000,000	27,000,000
4.25%, 9/6/2006	15,000,000	14,989,369
Tango Finance Corp., 4.045%, 7/25/2006	25,000,000	24,999,089
Toronto Dominion Bank:
3.6%, 6/7/2006	25,000,000	25,000,000
3.75%, 5/16/2006	17,500,000	17,499,082
UniCredito Italiano SpA:
3.73%, 4/12/2006	5,000,000	5,000,000
3.755%, 11/16/2005	25,000,000	25,000,000
Wal-Mart Stores, Inc., 5.45%, 8/1/2006	9,017,000	9,110,827

Total Certificates of Deposit and Bank Notes (Cost $498,703,416)		498,703,416
Commercial Paper** 17.4%
Atlantis One Funding Corp.:
3.695%, 11/14/2005	50,000,000	49,933,285
3.81%, 12/19/2005	25,000,000	24,873,000
Cancara Asset Securitization LLC, 3.84%, 11/7/2005	100,000,000	99,936,000
CC (USA), Inc.:
3.6%, 11/1/2005	22,000,000	22,000,000
4.04%, 1/27/2006	50,000,000	49,516,667
Greyhawk Funding LLC, 3.85%, 11/7/2005	57,098,000	57,061,362
Lake Constance Funding LLC, 3.745%, 12/8/2005	25,000,000	24,903,774
Province of Quebec, 3.79%, 12/19/2005	50,000,000	49,747,333
Ranger Funding Co. LLC:
3.85%, 11/4/2005	28,225,000	28,215,945
3.85%, 11/8/2005	36,493,000	36,465,681
RWE AG:
3.745%, 12/5/2005	25,000,000	24,911,576
3.77%, 12/12/2005	40,000,000	39,828,256
Scaldis Capital LLC:
3.75%, 12/12/2005	15,000,000	14,935,938
3.83%, 12/19/2005	25,000,000	24,872,333
3.97%, 11/21/2005	30,000,000	29,933,833
The Goldman Sachs Group, Inc., 3.185%, 3/3/2006	10,000,000	9,892,064

Total Commercial Paper (Cost $587,027,047)		587,027,047

Short Term Notes* 29.8%
American Honda Finance Corp., 4.14%, 10/10/2006	10,000,000	10,004,549
Beta Finance, Inc., 144A, 3.56%, 4/10/2006	25,000,000	25,003,610
BNP Paribas, 4.021%, 10/26/2006	15,000,000	15,000,000
Canadian Imperial Bank of Commerce, 1.92%, 11/15/2006	45,000,000	45,011,999
CIT Group, Inc.:
3.832%, 8/18/2006	18,500,000	18,505,995
4.268%, 4/19/2006	10,000,000	10,004,509
Credit Suisse:
3.93%, 9/26/2006	50,000,000	50,000,000
4.02%, 9/26/2006	50,000,000	50,000,000
Depfa Bank PLC, 3.88%, 6/15/2006	25,000,000	25,000,000
Dorada Finance, Inc., 4.04%, 11/1/2006	125,000,000	124,987,500
General Electric Capital Corp., 3.95%, 5/12/2006	31,250,000	31,281,068
Greenwich Capital Holdings, Inc.:
3.53%, 12/5/2005	75,000,000	75,000,000
3.9%, 11/14/2005	50,000,000	50,000,000
International Business Machine Corp., 3.91%, 3/8/2006	3,000,000	2,999,930
Links Finance LLC, 3.955%, 5/22/2006	5,000,000	4,999,716
Merrill Lynch & Co., Inc.:
3.75%, 9/15/2006	30,000,000	30,000,000
3.92%, 1/4/2006	25,000,000	25,000,000
3.93%, 5/5/2006	6,000,000	6,002,449
3.936%, 3/17/2006	55,000,000	55,014,960
Morgan Stanley:
3.46%, 7/10/2006	100,000,000	100,000,000
3.95%, 11/7/2005	25,000,000	25,000,000
4.01%, 11/15/2005	28,000,000	28,000,000
SLM Corp., 4.4%, 1/13/2006	20,000,000	20,008,035
SunTrust Bank, 4.19%, 4/28/2006	100,000,000	100,000,000
UniCredito Italiano SpA:
3.82%, 9/1/2006	20,000,000	19,992,762
4.01%, 10/4/2006	60,000,000	59,973,005

Total Short Term Notes (Cost $1,006,790,087)		1,006,790,087
US Government Sponsored Agencies 2.6%
Federal Farm Credit Bank, 3.9% *, 1/17/2006	30,000,000	30,000,000
Federal National Mortgage Association:
3.678% *, 12/9/2005	10,000,000	9,999,367
4.0%, 8/8/2006	50,000,000	50,000,000

Total US Government Sponsored Agencies (Cost $89,999,367)		89,999,367
Asset Backed 1.1%
Permanent Financing PLC, "1A", Series 8, 3.9% *, 6/10/2006	35,000,000	35,000,000
Volkswagen Auto Lease Trust, "A1", Series 2005-A, 2.985%, 3/20/2006	1,315,439	1,315,439

Total Asset Backed (Cost $36,315,439)		36,315,439
Master Notes 1.5%
Bear Stearns & Co., Inc., 4.09% * (a), 11/1/2005 (Cost $50,000,000)	50,000,000	50,000,000
Promissory Notes 2.1%
The Goldman Sachs Group, Inc.:
3.871% *, 6/23/2006	35,000,000	35,000,000
4.01% *, 2/16/2006	15,000,000	15,000,000
4.06% *, 6/23/2006	20,000,000	20,000,000

Total Promissory Notes (Cost $70,000,000)		70,000,000

Guaranteed Investment Contracts 0.9%
New York Life Insurance Co., 3.994% *, 9/19/2006 (Cost $30,000,000)			30,000,000	30,000,000
Repurchase Agreements 33.3%
BNP Paribas, 4.04%, dated 10/31/2005, to be repurchased at $132,014,813 on 11/1/2005 (b)			132,000,000	132,000,000
Citigroup Global Markets, Inc., 4.04%, dated 10/31/2005, to be repurchased at $550,061,722 on 11/1/2005 (c)			550,000,000	550,000,000
JPMorgan Securities, Inc., 4.04%, dated 10/31/2005, to be repurchased at $440,049,378 on 11/1/2005 (d)			440,000,000	440,000,000
State Street Bank and Trust Co., 3.73%, dated 10/31/2005, to be repurchased at $1,250,130 on 11/1/2005 (e)			1,250,000	1,250,000

Total Repurchase Agreements (Cost $1,123,250,000)				1,123,250,000
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 3,492,085,356)			103.5	3,492,085,356
Other Assets and Liabilities, Net			(3.5)	(116,759,595)

Net Assets			100.0	3,375,325,761

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2005.

**				Annualized yield at time of purchase; not a coupon rate.
(a)				Reset date; not maturity date.
(b)				Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
82,483,000	Federal National Mortgage Association	5.5	3/15/2011	85,640,266
49,995,000	US Treasury Bill	4.09**	4/27/2006	49,000,099
Total Collateral Value				134,640,365
(c)				Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
128,963,000	Federal National Mortgage Association	4.0-7.125	9/2/2008-1/15/2030	160,381,618
20,000,000	Federal Farm Credit Bank	4.850	7/29/2020	19,454,089
342,745,000	Federal Home Loan Bank	2.17-5.31	5/15/2006-4/13/2015	339,685,286
45,291,000	Resolution Funding Interest Corp. STRIPS, Principal Only	Zero Coupon	10/15/2015	28,008,407
52,676,000	Tennessee Valley Authority, STRIPS, Principal Only	Zero Coupon	1/15/2036-4/15/2036	11,449,361
1,700,000	Tennessee Valley Authority	6.15-8.25	1/15/2038-4/15/2042	2,021,908
Total Collateral Value				561,000,669

(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
224,314,316	Federal National Mortgage Association	3.5-7.5	11/25/2015-10/1/2035	225,805,103
222,914,432	Federal Home Loan Mortgage Corp.	3.0-7.0	2/15/2011-9/15/2035	222,997,201

Total Collateral Value	448,802,304

(e)	Collateralized by $1,316,748 Federal Home Loan Mortgage Corp., 4.5%, maturing on 4/1/2019 with a value of $1,275,133.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage backed securities.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder Money Market Fund, a series of Scudder Money Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder Money Market Fund, a series of Scudder Money Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 19, 2005